Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator Emerging Markets Power Buffer ETF - January
Prospectus [Line Items]
Annual Return [Percent]	14.41%	3.12%	5.17%	(8.31%)	(1.13%)	11.86%
Innovator Emerging Markets Power Buffer ETF - April
Prospectus [Line Items]
Annual Return [Percent]	14.94%	2.99%	8.01%	(4.90%)
Innovator Emerging Markets Power Buffer ETF - July
Prospectus [Line Items]
Annual Return [Percent]	20.33%	4.61%	2.52%	(11.05%)	(2.16%)	1.26%
Innovator Emerging Markets Power Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	21.97%	9.75%	6.28%	(10.77%)
Innovator Growth-100 Power Buffer ETF - January
Prospectus [Line Items]
Annual Return [Percent]	14.25%	15.35%	20.75%	(18.79%)	11.72%	8.78%
Innovator Growth-100 Power Buffer ETF - April
Prospectus [Line Items]
Annual Return [Percent]	6.62%	13.27%	30.56%	(12.06%)	8.90%
Innovator Growth-100 Power Buffer ETF - June
Prospectus [Line Items]
Annual Return [Percent]	15.54%
Innovator Growth-100 Power Buffer ETF - July
Prospectus [Line Items]
Annual Return [Percent]	15.80%	13.89%	29.56%	(11.41%)	7.42%
Innovator Growth-100 Power Buffer ETF - August
Prospectus [Line Items]
Annual Return [Percent]	14.80%
Innovator Growth-100 Power Buffer ETF - September
Prospectus [Line Items]
Annual Return [Percent]	13.88%
Innovator Growth-100 Power Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	12.68%	12.06%	30.83%	(13.51%)	12.02%	11.60%
Innovator Growth-100 Power Buffer ETF - November
Prospectus [Line Items]
Annual Return [Percent]	11.09%
Innovator Growth-100 Power Buffer ETF - December
Prospectus [Line Items]
Annual Return [Percent]	13.60%
Innovator International Developed Power Buffer ETF - January
Prospectus [Line Items]
Annual Return [Percent]	19.40%	(0.49%)	13.93%	(2.40%)	6.75%	4.70%
Innovator International Developed Power Buffer ETF - February
Prospectus [Line Items]
Annual Return [Percent]	19.96%
Innovator International Developed Power Buffer ETF - March
Prospectus [Line Items]
Annual Return [Percent]	18.87%
Innovator International Developed Power Buffer ETF - April
Prospectus [Line Items]
Annual Return [Percent]	15.39%	3.81%	7.82%	(7.82%)
Innovator International Developed Power Buffer ETF - May
Prospectus [Line Items]
Annual Return [Percent]	none
Innovator International Developed Power Buffer ETF - June
Prospectus [Line Items]
Annual Return [Percent]	18.69%
Innovator International Developed Power Buffer ETF - July
Prospectus [Line Items]
Annual Return [Percent]	21.18%	1.73%	14.42%	(2.92%)	1.83%	1.02%
Innovator International Developed Power Buffer ETF - August
Prospectus [Line Items]
Annual Return [Percent]	17.58%
Innovator International Developed Power Buffer ETF - September
Prospectus [Line Items]
Annual Return [Percent]	18.25%	5.31%
Innovator International Developed Power Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	18.79%	4.93%	17.71%	(6.05%)
Innovator International Developed Power Buffer ETF - November
Prospectus [Line Items]
Annual Return [Percent]	20.24%	5.58%
Innovator International Developed Power Buffer ETF - December
Prospectus [Line Items]
Annual Return [Percent]	21.90%	2.34%
Innovator U.S. Small Cap Power Buffer ETF - January
Prospectus [Line Items]
Annual Return [Percent]	10.61%	9.30%	14.32%	(7.41%)	11.76%	8.40%
Innovator U.S. Small Cap Power Buffer ETF - April
Prospectus [Line Items]
Annual Return [Percent]	7.68%	12.44%	14.84%	(8.06%)	3.00%
Innovator U.S. Small Cap Power Buffer ETF - June
Prospectus [Line Items]
Annual Return [Percent]	4.23%
Innovator U.S. Small Cap Power Buffer ETF - July
Prospectus [Line Items]
Annual Return [Percent]	8.24%	8.55%	11.72%	(8.47%)	2.11%
Innovator U.S. Small Cap Power Buffer ETF - August
Prospectus [Line Items]
Annual Return [Percent]	6.08%
Innovator U.S. Small Cap Power Buffer ETF - September
Prospectus [Line Items]
Annual Return [Percent]	9.10%
Innovator U.S. Small Cap Power Buffer ETF - October
Prospectus [Line Items]
Annual Return [Percent]	10.43%	10.99%	9.21%	(7.82%)	5.49%	2.51%
Innovator U.S. Small Cap Power Buffer ETF - November
Prospectus [Line Items]
Annual Return [Percent]	12.29%
Innovator U.S. Small Cap Power Buffer ETF - December
Prospectus [Line Items]
Annual Return [Percent]	7.17%